Significant Events	12 Months Ended
Dec. 31, 2019
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Significant Events

Note 3 - Significant Events

As of December 31, 2019, the following significant events have influenced the operations of the Bank and its subsidiaries or the Consolidated Financial Statements:

ITAÚ CORPBANCA

Annual Ordinary Shareholders’ Meeting Agreements

At the Ordinary Shareholders Meeting of Itaú Corpbanca, held on March 19, 2019, the following agreements were adopted, among others:

1)	The Board of Directors was completely renewed, electing the following eleven (11) Directors and two (2) Alternate Directors, in accordance with the Statutes of Itaú Corpbanca:

Directors

Jorge Andrés Saieh Guzmán

Ricardo Villela Marino

Jorge Selume Zaror

Fernando Aguad Dagach

Caio Ibrahim David

Milton Maluhy Filho

Andrés Bucher Cepeda

Gustavo Arriagada Morales

Pedro Samhan Escándar

Bernard Pasquier

Fernando Concha Ureta

Alternate Directors:

Diego Fresco Gutiérrez

Jessica López Saffie

It was submitted that directors, Mr. Gustavo Arriagada Morales, Mr. Pedro Samhan Escándar, Bernard Pasquier and Fernando Concha Ureta, were appointed as independent directors, in accordance with the provisions of article 50 bis of Law No. 18,046.

2)

It was approved to distribute 30% of the profits of the year ended on December 31, 2018 as a dividend to shareholders, which corresponds to the amount of MCh$51,614, which entitles a dividend per share of $0.100728627.

Close of the representative office in Madrid

On April 24, 2019, the SBIF (currently CMF) was informed of the intention to close the representative office in Madrid, which was completed on July 31, 2019.

Acquisition of the MCC entities

On May 28, 2019, the Board of Directors of Itaú Corpbanca approved the acquisition of the MCC entities, which include MCC Securities Inc., MCC Asesorías Ltda. and MCC S.A. Corredores de Bolsa, in accordance with the provisions of the Transaction Agreement and in compliance with the provisions of Title XVI of Law No. 18,046 on Corporations.

Note 3 - Significant Events, continued

The acquisition of the MCC entities by Itaú Corpbanca is subject to the approval of the corresponding regulators, including the Commission for the Financial Market (CMF).

The detail of the aforementioned transaction is further discussed on Note 23 Contingencies, Commitments and Responsibilities, letter b).

Purchase of shares in Itaú Corpbanca Colombia shares (participation held by Helm LLC and KSHC)

On May 29, 2019, the CMF authorized the Bank to acquire the participation held by Helm LLC and KSHC in Itaú Corpbanca Colombia of 19.44% and 1.38%, respectively.

On July 4, 2019, the Central Bank of Chile authorized the acquisition of 19.44% of Helm LLC’s ownership and 1.38% of KSHC’s ownership, under the terms set forth by said authority.

On December 3, 2019, after obtaining regulatory approvals from banking supervisors in Chile, Colombia and Brazil, Itaú Corpbanca completed the acquisition of the shares.

The interests of Helm LLC and Kresge Stock Holding Company Inc. were acquired by Itaú Corpbanca in a number of shares representing 20.82% of the share capital of Itaú Corpbanca Colombia, for a total price of approximately US$ 334 million. As a result of these acquisitions, Itaú Corpbanca owns 87.10% of the capital stock of Itaú Corpbanca Colombia.

Subsequent to these transactions, the shareholders agreement dated July 31, 2013, which applied with respect to Itaú Corpbanca Colombia, was terminated.

ITAÚ CORREDORES DE SEGUROS S.A.

On March 18, 2019, at the Ordinary Shareholders Meeting, 61.1027% of the profits for 2018 were distributed, which corresponds to the amount of MCh$14,722, as a dividend to shareholders.

The Board of Directors of the Company was renewed at the same Ordinary Shareholders Meeting. The following Directors were appointed:

Cristián Toro Cañas	Arturo Achondo Guzman
Julian Acuna Moreno	Walter Krefft Moreno
Pablo Meyer Black

On August 28, 2019, the Chairman of the Board of Directors, in ordinary session, Mr. Cristián Toro Cañas, reports that on the 23rd of the same month, Mr. Arturo Achondo Guzmán submitted his resignation to the position of Chief Executive Officer and Director of the company. In its place, the Board of Directors unanimously agreed on the appointment of Mr. Felipe Benavente Nazar as Chief Executive Officer who assumed his duties as of September 2, 2019.

On September 30, 2019, in an extraordinary session, the Board of Directors agreed to appoint Mr. Felipe Benavente Nazar as Director of the company, remaining in this position until the next Ordinary Shareholders Meeting. This situation was communicated to the Commission for the Financial Market.

Note 3 - Significant Events, continued

ITAÚ ADMINISTRADORA GENERAL DE FONDOS S.A.

In an ordinary session of the Board of Directors dated February 25, 2019, the Board of Itaú AGF was informed and resolved to accept the resignation of the director Mr. Fernando Beyruti. Consequently, and given the vacancy of the position, the Board of Directors of Itaú AGF designed Mr. Jorge Novis Neto as a replacement for Mr. Beyruti, as of that date.

During the session, Mrs. Luciana Hildebrandi Marchione was appointed as director of the Company.

On March 18, 2019, the Ordinary Shareholders' Meeting of Itaú Administradora General de Fondos S.A. was held, where it was approved to distribute all of the profits for the year ended December 31, 2018, as dividends, for an equivalent amount of MCh$6,790.

During the meeting, the renewal of the members of the Board of Directors was approved in accordance with the provisions of Article 32 of Law 18,046, the following persons were appointed as directors of Itaú Administradora General de Fondos S.A.:

Gabriel Amado de Moura

Marcello Siniscalchi

Julian Acuna Moreno

Jorge Novis Neto

Luciana Hildebrandi Marchione

In extraordinary session of the Board of Directors held on May 27, 2019, the resignation of the Director of the Company, Mr. Marcello Siniscalchi, was accepted, which became effective immediately.

ITAÚ ASESORÍAS FINANCIERAS LTDA.

On March 15, 2019, it was agreed at the Ordinary Shareholders Meeting to distribute 90% of the profits for the year ended December 31, 2018, amounting to MCh$7,489 as dividends.

On April 5, 2019, the CMF authorized by letter addressed to the Chief Executive Officer of Itaú Corpbanca the following:

•	Recaudaciones y Cobranzas Limitada may acquire from Itaú Corpbanca Corredores de Bolsa S.A. the full shares that said entity holds in Itaú Asesoría Financieras Limitada.
•	Itaú Asesorías Financieras S.A. proceeded to be transformed into a private limited liability company.

On May 2, 2019, Itaú Corredores de Bolsa sold its stake in Itaú Asesorías Financieras, corresponding to 3 shares of a total of 30,000, to Recaudaciones y Cobranzas Limitada. On this same date, an Extraordinary Shareholders Meeting was held, where the transformation of Itaú Asesorías Financieras S.A. was unanimously agreed to a private limited liability company, changing its name to Itaú Asesorías Financieras Limitada.

Note 3 - Significant Events, continued

CORPLEGAL S.A.

On January 8, 2019, authorization was requested to the CMF in order to proceed with the dissolution of the subsidiary CorpLegal S.A., in order to conduct the dissolution, Itaú Corpbanca will acquire the participation of CorpLegal held by Itaú Corredores de Bolsa (the “transaction”), both subsidiaries of the Bank, as a result of this transaction, all of its shares will be held by one shareholder, meeting with the provisions of article 103 number 2 of Law 18,046 to dissolve a Corporation, the transaction was authorized by SBIF (currently CMF) on February 26, 2019.

During the Board of Directors of the Bank held on March 27, 2019, it was approved the dissolution of CorpLegal S.A. in the terms mentioned above.

On May 20, 2019, the dissolution of the company and subsidiary of Itaú Corpbanca, Corplegal S.A., was materialized.

ITAÚ CORPBANCA COLOMBIA

Dividend distribution

As stated in the irrevocable commitment of the Bank with the Financial Superintendence of Colombia to capitalize the profits generated in 2018, it was approved at the Ordinary Shareholders Meeting held on March 23, 2018, to capitalize 100% of the profits for the year ended December 31, 2018 for a total amount of COP$10,343,857,073.51, as legal reserve.

Directors appointment

On March 18, 2019 a Shareholders Meeting was held, where the Board of Directors for the period 2019-2020 was elected. The following members were appointed:

Roberto de Santa Ana Brigard Holguín

Luis Fernando Martínez Lema

Cristián Toro Cañas

Gabriel Amado de Moura

Juan Bernabé Echeverría González

Manuel Olivares Rossetti

Maria Carmiña Ferro Iriarte

Mónica Inés María Aparicio Smith

Rafael Pardo Soto

Statutes modifications

On December 10, 2019, the statutes of Itaú Corpbanca Colombia S.A. were modified, decreasing the number of members of the Board of Directors from 9 directors to 5 directors. At the Shareholders' Meeting, the following Directors were appointed:

Roberto Brigard Holguin

Mónica Aparicio Smith

Manuel Olivares Rossetti

Gabriel Amado de Moura

Juan Echeverría González